MAY 4, 2001



The following information replaces the section "Purchasing Your Shares-By exchange" on page 10 of the prospectus.

BY EXCHANGE
================================================================================

Shares in the James Money Market Account and shares of any of the James Advantage Funds may be exchanged for each other. A sales load may be imposed (if applicable) equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged.

The following funds of The James Advantage Funds are currently offered to the public.

                             JAMES ADVANTAGE FUNDS

                            The Golden Rainbow Fund
                         The James Small Cap Value Fund
                         The James Large Cap Plus Fund
                         The James Market Neutral Fund

You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Fund's account records. Exchanges also may be requested by telephone. If you are unable to execute your exchange by telephone (for example during times of unusual market activity) consider requesting your exchange by mail or by visiting the Transfer Agent's offices at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. An exchange will be effected at the next determined net asset value (or offering price if sales load is applicable) after receipt of a request by the Transfer Agent.

Exchanges may be made only for shares of Funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a current prospectus for any of the Funds of The James Advantage Funds and for more information about exchanges among The James Advantage Funds.

                                 PROSPECTUS

                                 MAY 1, 2001


                                MONEY MARKET
                                    FUND






The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                               MONEY MARKET FUND

                       221 East Fourth Street, Suite 300
                             Cincinnati, Ohio 45202
                                  800.543.0407

TABLE OF CONTENTS
================================================================================
Money Market Fund .........................................................    2
Investment Strategies And Risks ...........................................    5
The Fund's Management .....................................................    7
Investing With Touchstone .................................................    9
Distributions And Taxes ...................................................   16
Financial Highlights ......................................................   17
For More Information ......................................................   18

MONEY MARKET FUND
================================================================================

THE FUND'S INVESTMENT GOAL

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in high-quality money market instruments.

The Fund's investments may include:

     o Domestic bank obligations including certificates of deposit, bankers' acceptances and time deposits
     o U.S. Government obligations issued directly by the U.S. Treasury or by agencies of the U.S. Government
     o    Short-term corporate debt securities
     o    Taxable and tax-exempt municipal securities
     o    Variable and floating rate securities
     o    Repurchase agreements

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will not invest more than 5% of its assets in the securities of 1 issuer and will not invest more than 25% of its assets in any particular industry.
     o The Fund will invest in securities rated in 1 of the 2 highest rating categories by a rating agency.
     o The Fund may purchase unrated securities only if the Sub-Advisor determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment, it is possible to lose money by investing in the Fund. The Fund's yield:

     o Varies from day to day due to changes in interest rates and will generally increase when interest rates increase and decrease when interest rates decrease.
     o Decreases if issuers are unable to make timely payments of interest or principal.

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies and Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you seek a relatively low risk short-term investment. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk.

THE FUND'S PERFORMANCE

The bar chart below indicates the risks of investing in the Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.

[Bar Chart}

1996 - 5.06%
1997 - 5.13%
1998 - 5.01%
1999 - 4.84%
2000 - 6.05%

During the period shown in the bar chart, the highest quarterly return was 1.55% (for the quarter ended December 31, 2000) and the lowest quarterly return was 1.12% (for the quarter ended June 30, 1999).

For  information  on  the  Fund's  current  and  effective  7-day  yield,   call
800.543.0407.

The table below indicates the risks of investing in the Fund. It shows the Fund's average annual returns for the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000
                                                                      SINCE FUND
                                               1 YEAR      5 YEARS     STARTED*
                                               ------      -------     --------
Money Market Fund ....................          6.05%       5.22%       5.21%

*    The Fund began operations on September 29, 1995.

THE FUND'S FEES AND EXPENSES
================================================================================

This table describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                         SHAREHOLDER FEES
                                                       (FEES PAID DIRECTLY
                                                       FROM YOUR INVESTMENT)

Maximum Sales Charge (Load)
   Imposed on Purchases .........................              None
Maximum Deferred Sales Charge (Load) ............              None
Redemption Fee ..................................                 *
Exchange Fee ....................................              None

                                                  ANNUAL FUND OPERATING EXPENSES
                                                   (EXPENSES THAT ARE DEDUCTED
                                                        FROM FUND ASSETS)

Management Fees .................................             0.50%
Distribution (12b-1) Fees .......................             0.02%
Other Expenses ..................................             0.61%
                                                              -----
Total Annual Fund Operating Expenses ............             1.13%
                                                              =====
Fee Waiver and/or Expense Reimbursement .........             0.48%
                                                              =====
Net Expenses1 ...................................             0.65%
                                                              =====

* You may be charged up to $15 for each wire redemption. This fee is subject to change.

1 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to 0.65%. Touchstone Advisors has agreed to maintain these expense limitations through at least September 30, 2001.

The following example should help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year .......................       $   66
                  3 Years ......................       $  311
                  5 Years ......................       $  576
                  10 Years .....................       $1,332

The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

INVESTMENT STRATEGIES AND RISKS
================================================================================

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?

The Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, the Fund may not achieve its investment goals.

THE FUND AT A GLANCE

The following table can give you a quick basic understanding of the types of securities the Fund intends to invest in. You should read all of the information about the Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES THE FUND MIGHT INVEST IN?

The following table shows the main types of securities in which the Fund generally will invest. Investments marked P are principal investments. Investments marked 0 are other types of securities in which the Fund may invest to a lesser extent. Some of the Fund's investments are described in detail below:

--------------------------------------------------------------------------------
FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------
   Invests in money market instruments                                    P
--------------------------------------------------------------------------------
   Invests in short-term debt securities                                  P
--------------------------------------------------------------------------------
   Invests in variable and floating rate securities                       P
--------------------------------------------------------------------------------
   Invests in government securities                                       P
--------------------------------------------------------------------------------
   Invests in municipal securities                                        P
--------------------------------------------------------------------------------
   Invests in corporate debt securities                                   P
--------------------------------------------------------------------------------
   Invests in asset-backed securities                                     0
--------------------------------------------------------------------------------
   Invests in investment grade debt securities                            P
--------------------------------------------------------------------------------
INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------
   Invests in repurchase agreements                                       P
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
================================================================================

MONEY MARKET INSTRUMENTS INCLUDE:

     o    Bank obligations

     o    Short-term government securities

     o    Short-term corporate debt securities

     o    Short-term municipal securities

     o    Variable and floating rate securities

BANK OBLIGATIONS include:

     o Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal

     o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange

     o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

U.S. GOVERNMENT SECURITIES include:

     o Obligations issued directly by the U.S. Treasury such as Treasury bills, notes and bonds

     o Obligations issued by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association, Student Loan Marketing Association, Small Business Administration and Tennessee Valley Authority

     o    U.S. Treasuries issued without interest coupons (STRIPS)

     o Inflation-indexed bonds issued by the U.S. Treasury whose principal value is periodically adjusted to the rate of inflation

Some U.S. Government securities are backed by the full faith and credit of the U.S. Treasury, meaning that payment of principal and interest is guaranteed by the U.S. Treasury. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury.

CORPORATE DEBT SECURITIES are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

MUNICIPAL SECURITIES are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation and revenue bonds. General obligations bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

INVESTMENT GRADE SECURITIES. Investment grade securities are generally rated BBB or better by Standard & Poor's Rating Service (S&P) or Baa or better by Moody's Investor Service, Inc. (Moody's).

ASSET-BACKED SECURITIES. Asset-backed securities represent groups of other assets, for example, credit card receivables, that are combined or pooled for sale to investors.

REPURCHASE AGREEMENTS. Repurchase Agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than 7 days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

INTEREST RATE RISK. The Fund's yield will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

CREDIT RISK. The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal or interest, when due.

THE FUND'S MANAGEMENT
================================================================================

INVESTMENT ADVISOR

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Cincinnati, Ohio 45202, is the investment advisor for the Fund.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 2000, Touchstone Advisors had approximately $1.6 billion in assets under management.

Touchstone Advisors is responsible for selecting the Fund's Sub-Advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Fund's Sub-Advisor, including:

     o    Level of knowledge and skill

     o    Performance as compared to its peers or benchmark

     o    Consistency of performance over 5 years or more

     o    Level of compliance with investment rules and strategies

     o    Employees, facilities and financial strength

     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Fund's Sub-Advisor through various analyses and through in-person, telephone and written consultations with the Fund's Sub-Advisor.

Touchstone Advisors discusses its expectations for performance with the Sub-Advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not the Sub-Advisor's contract should be renewed, modified or terminated.

Touchstone Advisors is responsible for running all of the operations of the Fund, except for those that are subcontracted to the Sub-Advisor, custodian, transfer agent and administrator. The Fund will pay Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services. The fee paid to Touchstone Advisors by the Fund is shown below:

                           FEE TO TOUCHSTONE ADVISORS
                       (AS % OF AVERAGE DAILY NET ASSETS)

               0.50% of assets up to $50 million

               0.45% of assets from $50 million to $150 million

               0.40% of assets from $150 million to $250 million

               0.375% of assets over $250 million

Prior to May 1, 2000, a different investment advisor was responsible for managing the portfolio of the Fund. The fee paid to the previous advisor during the last fiscal year was 0.50% of the Fund's average daily net assets.

FUND SUB-ADVISOR

The Sub-Advisor makes the day-to-day decisions regarding buying and selling specific securities for the Fund. The Sub-Advisor manages the investments held by the Fund according to the Fund's investment goals and strategies.

SUB-ADVISOR TO THE FUND

FORT WASHINGTON INVESTMENT ADVISORS, INC. (FORT WASHINGTON)
420 East Fourth Street, Cincinnati, OH 45202
Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. As of December 31, 2000, Fort Washington had assets under management of approximately $18 billion.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisors' decisions to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE
================================================================================

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

You can contact your financial advisor to purchase shares of the Fund. You may also purchase shares of the Fund directly from the Transfer Agent. In any event, you must complete the Investment Application included in this Prospectus. You may also obtain an Investment Application from the Transfer Agent or your financial advisor.

     ! INVESTOR ALERT: The Fund may choose to refuse any purchase order.

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required to purchase shares as well as to learn about the various ways you can purchase your shares.

                                                       INITIAL        ADDITIONAL
                                                      INVESTMENT      INVESTMENT
                                                      ----------      ----------
Regular Account                                         $1,000          $   50

Retirement Plan Account or Custodial Account
   under a Uniform Gifts/Transfers to Minors Act
   ("UGTMA")                                            $  250          $   50

Investments through the Automatic
   Investment Plan                                      $   50          $   50

     ! INVESTOR ALERT: The Fund may change these initial and additional investment minimums at any time.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund's share price, also called net asset value (NAV), is determined as of 12:30 p.m. and 4:00 p.m., Eastern time, every day the New York Stock Exchange
(NYSE) is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at NAV determined after your purchase or sale order is received in proper form by the Fund.

The Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities which meet its quality standards and present minimal credit risks. The Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Fund to maintain a stable net asset value per share. However, there is no assurance that the Fund will be able to do so.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its shares. The plan allows the Fund to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

PURCHASING YOUR SHARES
--------------------------------------------------------------------------------

For information about how to purchase shares, telephone the Transfer Agent at 800.543.0407.

OPENING AN ACCOUNT

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

     o    Please make your check (in U.S. dollars) payable to the Fund.

     o Send your check with the completed account application to P.O. Box 5354, Cincinnati, Ohio 45201-5354. Your application will be processed subject to your check clearing. You may be charged a fee if your check is returned for insufficient funds or uncollected funds.

     o    You may also open an account through your financial advisor.

     o You may receive a dividend in the Fund on the day you wire an investment if you notify the Transfer Agent of your wire by 12:30 p.m., Eastern time, on that day. Your purchase will be priced based upon the NAV after a proper order is received.

BY EXCHANGE

     o You may exchange shares of the Fund for shares of the same class of another Touchstone Fund at NAV. You may also exchange shares of the Fund for shares of any Touchstone money market fund.

     o    You do not have to pay any exchange fee for your exchange.

     o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

THROUGH RETIREMENT PLANS

     o You may invest in the Fund through various retirement plans. The Fund's shares are designed for use with certain types of tax qualified retirement plans including defined benefit and defined contribution plans.

     o    For  further   information   about  any  of  the  plans,   agreements,
          applications and annual fees, contact the Transfer Agent or your financial advisor.

ADDING TO YOUR ACCOUNT
--------------------------------------------------------------------------------

BY CHECK

     o Complete the investment form provided at the bottom of a recent account statement.

     o    Make your check payable to the Fund.

     o    Write your account number on the check.

     o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail your check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to the Transfer Agent.

     o You may be charged a fee if your check is returned for insufficient funds or uncollected funds.

BY WIRE

     o    Specify your name and account number.

     o You may receive a dividend in the Fund on the day you wire an investment if you notify the Transfer Agent of your wire by 12:30 p.m., Eastern time, on that day. Your purchase will be priced based upon the NAV after a proper order is received.

BY EXCHANGE

     o You may exchange your shares by calling the Transfer Agent. You may exchange shares of the Fund for shares of the same class of another Touchstone Fund at NAV.

     o    You do not have to pay any exchange fee for your exchange.

     o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

THROUGH RETIREMENT PLANS

     o You may add to your account in the Fund through various retirement plans. For further information, contact the Transfer Agent or your financial advisor.

INFORMATION ABOUT WIRE TRANSFERS
--------------------------------------------------------------------------------

You may make additional purchases in the Fund directly by wire transfers. Contact your bank and ask it to wire federal funds to the Transfer Agent. Banks may charge a fee for handling wire transfers. You should contact the Transfer Agent or your financial advisor for further instructions.

MORE INFORMATION ABOUT RETIREMENT PLANS
--------------------------------------------------------------------------------

Retirement Plans Retirement Plans may include the following:

INDIVIDUAL RETIREMENT PLANS

     o    Traditional Individual Retirement Accounts (IRAs)

     o    Savings Incentive Match Plan for Employees (SIMPLE IRAs)

     o    Spousal IRAs

     o    Roth Individual Retirement Accounts (Roth IRAs)

     o    Education Individual Retirement Accounts (Education IRAs)

     o    Simplified Employee Pension Plans (SEP IRAs)

     o 403(b) Tax Sheltered Accounts that employ as custodian a bank acceptable to the Fund

EMPLOYER SPONSORED RETIREMENT PLANS

     o    Defined benefit plans

     o Defined contribution plans (including 401k plans, profit sharing plans and money purchase plans)

     o    457 plans

 SPECIAL TAX CONSIDERATION

To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The various ways that you can invest in the Fund are outlined below. The Fund does not charge any fees for these services.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in the Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section on the account application to do this.

REINVESTMENT. Dividends will be reinvested in the Fund, unless you indicate otherwise on your account application. You may also choose to have your dividends paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in the Fund. This occurs on a monthly basis and the minimum investment is $50.

PROCESSING ORGANIZATIONS. You may also purchase shares of the Fund through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. The Fund may authorize certain processing organizations to receive purchase and sales orders on its behalf. Before investing in the Fund through a processing organization, you should read any materials provided by the processing organization in conjunction with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

     o    Charge a fee for its services

     o    Act as the shareholder of record of the shares

     o    Set different minimum initial and additional investment requirements

     o    Impose other charges and restrictions

     o Designate intermediaries to accept purchase and sales orders on the Fund's behalf

The Fund considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and the Fund. Certain processing organizations may receive compensation from the Fund, the Advisor or their affiliates.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your Fund shares on any day that the Fund calculates its NAV. If your request is received in proper form before the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY MAIL

     o    Write to the Fund.

     o    Indicate the number of shares or dollar amount to be sold.

     o    Include your name and account number.

     o Sign your request exactly as your name appears on your account application.

BY WIRE

     o    Complete the appropriate information on the account application.

     o If your proceeds are $1,000 or more, you may request that the Fund wire them to your bank account.

     o    You may be charged a fee.

     o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

     o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact the Transfer Agent for more information.

THROUGH YOUR FINANCIAL ADVISOR

     o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

     o Your financial advisor is responsible for making sure that sale requests are transmitted to the Fund in proper form in a timely manner.

     ! INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on the Fund's records.

SIGNATURE GUARANTEES. Some circumstances require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

     o    Proceeds from the sale of shares that exceed $100,000

     o Proceeds to be paid when information on your account application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

     o    Proceeds are being sent to an address other than the address of record

     o Proceeds or shares are being sent/transferred from a joint account to an individual's account

     o Changing wire or ACH instructions or sending proceeds via wire or ACH when instructions have been added within 30 days of your redemption request

     o Proceeds or shares are being sent/transferred between accounts with different account registrations

TELEPHONE EXCHANGES. If we receive your exchange request before 4:00 p.m., Eastern time on a day when the NYSE is open for regular trading, the exchange of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

Interruptions in telephone service could prevent you from exchanging your shares in this manner when you want to. When you have difficulty making telephone exchanges, you should mail (or send by overnight delivery) a written request for the exchange of your shares to the Transfer Agent.

In order to protect your investment assets, the Transfer Agent will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and the Transfer Agent will not be liable, in those cases. The Transfer Agent has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures include:

     o    Requiring personal identification

     o Making checks payable only to the owner(s) of the account shown on the Fund's records

     o    Mailing checks only to the account address shown on the Fund's records

     o    Directing wires only to the bank account shown on the Fund's records

     o    Providing written confirmation for transactions requested by telephone

     o    Tape recording instructions received by telephone

SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive or send to a third party monthly or quarterly withdrawals of $50 or more if your account value is at least $5,000. There is no special fee for this service and no minimum amount is required for retirement plans.

LOW ACCOUNT BALANCES

The Fund may sell your shares and send the proceeds to you if your balance falls below the minimum required for your account as a result of redemptions that you have made (as opposed to a reduction from market changes). This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act (UGTMA). The Fund will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

RECEIVING SALE PROCEEDS

The Fund will forward the proceeds of your sale to you (or to your financial advisor) within 3 business days.

PROCEEDS SENT TO FINANCIAL ADVISORS

Proceeds that are sent to your financial advisor will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK

If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays

     o    When trading on the NYSE is restricted

     o When an emergency situation causes the Fund to not be reasonably able to dispose of certain securities or to fairly determine the value of its net assets

     o    During any other time when the SEC, by order, permits.

DISTRIBUTIONS AND TAXES
================================================================================

 SPECIAL TAX CONSIDERATION

You should consult with your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and any capital gains. The Fund's dividends will be declared daily and paid daily.

TAX INFORMATION

DISTRIBUTIONS. The Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain distributions paid by the Fund during the prior taxable year.

FINANCIAL HIGHLIGHTS
================================================================================

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period ended September 30, 2000 was audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the SAI, which is available upon request. Information for prior periods was audited by other independent auditors.

                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------
                                        YEAR        YEAR        YEAR      ONE MONTH     YEAR       PERIOD
                                        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                      SEPT. 30,   SEPT. 30,   SEPT. 30,   SEPT. 30,   AUGUST 31,  AUGUST 31,
                                        2000        1999        1998       1997(A)       1997       1996(B)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
   period .........................   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                      ------------------------------------------------------------------------
Net investment income .............      0.056       0.046       0.050       0.004        0.050       0.046(C)
                                      ------------------------------------------------------------------------
Dividends from net investment
   income .........................     (0.056)     (0.046)     (0.050)     (0.004)      (0.050)     (0.046)
                                      ------------------------------------------------------------------------
Net asset value at end of period ..   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                      ------------------------------------------------------------------------
Total return ......................      5.79%       4.74%       5.07%       4.99%(E)     5.14%       4.70%
                                      ------------------------------------------------------------------------
Net assets at end of period (000's)   $ 42,935    $ 23,198    $ 18,492    $ 73,821     $ 94,569    $ 76,363
                                      ------------------------------------------------------------------------
Ratio of net expenses to
   average net assets(D) ..........      0.65%       0.65%       0.79%       0.80%(E)     0.65%       0.65%(E)

Ratio of net investment income to
   average net assets .............      5.75%       4.63%       4.95%       4.99%(E)     5.03%       4.94%(E)
--------------------------------------------------------------------------------------------------------------

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.

(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

(C)  Calculated using weighted average shares outstanding during the period.

(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.13%, 1.11%, 0.79% and 0.99%(E) for the periods ended September 30, 2000, 1999 and August 31, 1997 and 1996, respectively.

(E)  Annualized.

FOR MORE INFORMATION
================================================================================

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: The Fund's annual and semi-annual reports provide additional information about the Fund's investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at:

     Touchstone Family of Funds
     221 East Fourth Street, Suite 300
     Cincinnati, Ohio 45202
     800.543.0407
     http://www.touchstonefunds.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1-202-942-8090.

Reports and other information about the Fund is available on the SEC's Internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102 or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-2538

ACCOUNT APPLICATION                                                            ACCOUNT NO. j3 - ___________________
Please mail account application to:                                                             (For Fund Use Only)

The James Advantage Funds                                                      ----------------------------------------
P.O. Box 5354                                                                  FOR BROKER/DEALER USE ONLY
Cincinnati, Ohio 45201-5354                                                    Firm Name: _____________________________
                                                                               Home Office Address: ___________________
MONEY MARKET ACCOUNT                                                           Branch Address: ________________________
                                                                               Rep Name & No.: ________________________
                                                                               ----------------------------------------

=======================================================================================================================
Initial Investment of $
                       ----------------------------------------------

[ ] Check or draft enclosed payable to the James Money Market Account.

[ ] Bank Wire From:
                    ---------------------------------------------------------------------------------------------------

[ ] Exchange From:
                    ---------------------------------------------------------------------------------------------------
                    (Fund Name)                                (Fund Account Number)

ACCOUNT NAME                                                   S.S. #/TAX I.D.#

-------------------------------------------------------------  --------------------------------------------------------
Name of Individual, Corporation, Organization, or Minor, etc.  (In case of custodial account please list minor's S.S.#)

-------------------------------------------------------------  Citizenship:  [ ] U.S.
Name of Joint Tenant, Partner, Custodian                                     [ ] Other
                                                                                       --------------------------------
ADDRESS                                                        PHONE
                                                               (      )
-------------------------------------------------------------          ------------------------------------------------
Street or P.O. Box                                             Business Phone

                                                               (      )
-------------------------------------------------------------          ------------------------------------------------
City                                  State          Zip       Home Phone

Check Appropriate Box: [ ] Individual   [ ] Joint Tenant (Right of survivorship presumed)   [ ] Partnership
                       [ ] Corporation  [ ] Trust   [ ] Custodial   [ ] Non-Profit    [ ] Other

=======================================================================================================================
TAXPAYER IDENTIFICATION NUMBER -- Under penalty of perjury, I/we certify that:
a.   The number shown on this application is my/our correct taxpayer  identification  number(s) (or I am/we are waiting for a number(s) to be issued to me/us); and
b.   I am/we are not subject to backup withholding because:
          (i) I am/we are exempt from backup  withholding,  or (ii) I/we have not been notified by the IRS that I am/we are subject to backup withholding as a result of a failure to report all interest or dividends,  or (iii) the
          IRS has notified me/us that I am/we are no longer subject to backup withholding, and
c.   I am/we are a U.S. person(s) (including a U.S. resident alien).
Note: Mark through item "b" if you have been notified by the IRS that you are subject to backup withholding  because of underreporting interest or dividends on your tax return.
The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

=======================================================================================================================
DISTRIBUTIONS (Distributions are reinvested if no choice is indicated)

[ ] Reinvest all distributions
[ ] Pay all distributions in cash
               [ ] By Check   [ ] By ACH to my bank checking or savings account. PLEASE ATTACH A VOIDED CHECK.

=======================================================================================================================
SIGNATURES
By signature below each investor certifies that he has received a copy of the Fund's current Prospectus,  that he is of legal age, and that he has full authority and legal capacity for himself or the organization  named below, to make this investment and to use the options selected above. The investor appoints Integrated Fund Services,  Inc. as his agent to enter orders for shares whether by direct purchase or exchange,  to receive  dividends and  distributions for automatic reinvestment  in additional  shares of the Fund for credit to the  investor's  account and to surrender for  redemption shares held in the investor's  account in accordance with any of the procedures elected above or for payment of service charges incurred by the investor.  The investor further agrees that Integrated Fund Services,  Inc. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application.  The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release Integrated Fund Services,  Inc.,  Touchstone  Investment Trust,  Touchstone Advisors,  Inc.,  Touchstone
Securities,  Inc., Fort Washington  Investment  Advisors,  Inc. and their respective  officers,  employees,  agents and affiliates from any and all liability in the performance of the acts instructed herein.  Neither the Trust,  Integrated
Fund Services,  Inc., nor their  respective  affiliates will be liable for complying with telephone  instructions  they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The investor(s)  will bear the risk of any such loss.  The Trust or Integrated  Fund Services,  Inc., or both,  will employ reasonable  procedures to determine  that  telephone  instructions  are genuine.  If the Trust and/or  Integrated  Fund
Services,  Inc.  do not  employ  such  procedures,  they may be liable for losses  due to  unauthorized  or  fraudulent instructions.  These procedures may include, among others,  requiring forms of personal  identification prior to acting upon telephone  instructions,  providing  written  confirmation  of the  transactions  and/or tape recording  telephone instructions.


     ---------------------------------------------------        --------------------------------------------------
Signature of Individual Owner, Corporate Officer, Trustee, etc.           Signature of Joint Owner, if Any


     ---------------------------------------------------        --------------------------------------------------
          Title of Corporate Officer, Trustee, etc.                                     Date

       NOTE: CORPORATIONS, TRUSTS AND OTHER ORGANIZATIONS MUST COMPLETE THE RESOLUTION FORM ON THE REVERSE SIDE.
        UNLESS OTHERWISE SPECIFIED, EACH JOINT OWNER SHALL HAVE FULL AUTHORITY TO ACT ON BEHALF OF THE ACCOUNT.


AUTOMATIC INVESTMENT PLAN (COMPLETE FOR INVESTMENTS INTO THE FUND)
The Automatic  Investment Plan is available for all established  accounts of the Money Market Fund.  There is no charge for this service,  and it offers the convenience of automatic  investing on a regular basis. The minimum  investment is
$50.00 per month. For an account that is opened by using this Plan, the minimum initial and subsequent investments must be $50.00.  Though a continuous program of 12 monthly  investments is recommended,  the Plan may be discontinued by the shareholder at any time.

Please invest $                  per month in the Fund.        ABA Routing Number
               -----------------                                                 --------------------------------------
                                                               FI Account Number
                                                                                ---------------------------------------
                                                               [ ] Checking Account   [ ] Savings Account

-----------------------------------------------------------
Name of Financial Institution (FI)                             Please make my automatic investment on:

                                                               [ ] the last business day of each month
-----------------------------------------------------------    [ ] the 15th day of each month
City                                    State                  [ ] both the 15th and last business day

X                                                              X
 ----------------------------------------------------------     -------------------------------------------------------
(Signature of Depositor EXACTLY as it appears on FI Records)              (Signature of Joint Tenant - if any)

                          (Joint Signatures are required when bank account is in joint names.
                            Please sign exactly as signature appears on your FI's records.)

                PLEASE ATTACH A VOIDED CHECK FROM YOUR CHECKING ACCOUNT OR A VOIDED DEPOSIT/WITHDRAWAL
                           SLIP FROM YOUR SAVINGS ACCOUNT FOR THE AUTOMATIC INVESTMENT PLAN.
<--
INDEMNIFICATION TO DEPOSITOR'S BANK
     In consideration of your participation in a plan which Integrated Fund Services, Inc. ("IFS") has put into effect, by which amounts, determined by your depositor,  payable to the Fund, for purchase of shares of the Fund, are collected by IFS, IFS hereby agrees:
     IFS will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your  depositor or from any liability to any person  whatsoever  arising  out of the  dishonor  by you  whether  with or without  cause or  intentionally  or inadvertently,  of any such  amount.  IFS will defend,  at its own cost and expense,  any action which might be brought against you by any person or persons  whatsoever  because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your  participation in this arrangement.  IFS will refund to you any amount erroneously paid by you to the Fund if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous  payment;  your  participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.

=======================================================================================================================
SYSTEMATIC WITHDRAWAL PLAN (COMPLETE FOR WITHDRAWALS FROM THE FUND)
This is an authorization  for you to withdraw  $______________  from my account  beginning the last business day of the month of_______________ .

Please Indicate Withdrawal Schedule (Check One):

[ ] MONTHLY -- Withdrawals will be made on the last business day of each month.
[ ] QUARTERLY -- Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.

Please Select Payment Method (Check One):

[ ] EXCHANGE: Please exchange the withdrawal proceeds into another account number: __ __ -- __ __ __ __ __ __ -- __
[ ] CHECK: Please mail a check for my withdrawal proceeds to the mailing address on this account.
[ ] ACH  TRANSFER:  Please send my  withdrawal  proceeds  via ACH  transfer to my bank  checking or savings  account as indicated  below.  I understand  that  the transfer  will be completed in two to three business days and that there is no charge.
[ ] BANK WIRE: Please send my withdrawal  proceeds via bank wire, to the account indicated below. I understand that the wire will be completed in one business day and that there is a fee of up to $15.

    PLEASE ATTACH A VOIDED         ------------------------------------------------------------------------------------
    CHECK FOR ACH OR BANK WIRE     Bank Name                          Bank Address
<--
                                   ------------------------------------------------------------------------------------
                                   Bank ABA#                          Account #                         Account Name

[ ] SEND TO SPECIAL PAYEE (OTHER THAN APPLICANT): Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee
                -------------------------------------------------------------------------------------------------------

Please send to:
                -------------------------------------------------------------------------------------------------------
                Street address                                                  City                State          Zip

=======================================================================================================================
RESOLUTIONS
(This Section to be completed by Corporations, Trusts, and Other Organizations)
RESOLVED: That this corporation or organization become a shareholder of the Money Market Fund (the Fund) and that

-----------------------------------------------------------------------------------------------------------------------
is (are) hereby  authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Fund, and it is
FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint  Integrated Fund Services,  Inc. as redemption  agent of the  corporation or organization  for shares of the
Fund,  to establish or  acknowledge  terms and  conditions  governing  the  redemption  of said shares and to otherwise implement the privileges elected on the Application.

                                                      CERTIFICATE

I hereby  certify that the foregoing  resolutions  are in conformity  with the Charter and By-Laws or other  empowering documents of the

-----------------------------------------------------------------------------------------------------------------------
                                                (Name of Organization)

incorporated or formed under the laws of
                                         ------------------------------------------------------------------------------
                                                        (State)

and were adopted at a meeting of the Board of Directors or Trustees of the  organization or corporation duly called and held on ________________________ at which a quorum was present and acting throughout, and that the same are now in full force and effect.
I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

                            NAME                                                       TITLE

     ---------------------------------------------------        --------------------------------------------------

     ---------------------------------------------------        --------------------------------------------------

     ---------------------------------------------------        --------------------------------------------------


Witness my hand and seal of the corporation or organization this___________________day of___________________, 19_______


     ---------------------------------------------------        --------------------------------------------------
                      *Secretary-Clerk                                Other Authorized Officer (if required)
*If the Secretary or other recording officer is authorized to act by the above resolutions,  this certificate must also be signed by another officer.